Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Tax provision (benefit) on unrealized holding gains and losses on available-for-sale investments arising during the period	$ 0.5	$ 0.1	$ 1.1
Tax provision (benefit) on reclassification adjustment for gains on available-for-sale investments recognized in net income	2.5	0	0
Tax provision (benefit) on unrealized holding gains and losses on hedging instruments arising during the period	3.6	0	(22.5)
Tax provision (benefit) on reclassification adjustment for losses on hedging instruments recognized in net income	(2.2)	(2.0)	(0.8)
Tax provision (benefit) on pension and other postretirement benefit liability adjustments arising during the period	20.3	(20.8)	(38.0)
Tax provision (benefit) on amortization of net loss and prior service benefit included in net periodic pension cost	$ (3.6)	$ (2.4)	$ (1.1)